Stockholders' Equity (Outstanding Stock Options) (Details) (USD $)	1 Months Ended	12 Months Ended
	Aug. 17, 2012	Dec. 31, 2012 Y
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning of year (in shares)		17,066,401
Granted (in shares)		16,119,890
Exercised (in shares)		0
Forfeited (in shares)	(6,900,000)	(6,090,871)
Expired (in shares)		(5,684,301)
End of year (in shares)		21,411,119
Options exercisable at year-end		2,940,515
Beginning of year, Weighted Average Exercise Price		$ 19.21
Stock Options Granted, Weighted Average Exercise Price		$ 2.82
Stock Options Exercised, Weighted Average Exercise Price		$ 0.00
Stock Options Forfeited, Weighted Average Exercise Price		$ 11.59
Stock Options Expired, Weighted Average Exercise Price		$ 30.20
End of year, Weighted Average Exercise Price		$ 6.12
Options exercisable at year-end, Weighted Average Exercise Price		$ 17.50
End of year, Aggregate Intrinsic Value		$ 7.7
Option exercisable at year-end, Aggregate Intrinsic Value		$ 7.5
End of year, Weighted Average Remaining Contractual Life (in years)		8
Options exercisable at year-end, Weighted Average Remaining Contractual Life (in years)		6